THE ALGER FUNDS
360 Park Avenue South
New York, New York 10010

March 25, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	The Alger Funds (File Nos.: 811-1355, 33-4959)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds (the “Trust”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 82 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment includes certain non-material changes, and also includes registration of a new Class Z class of shares for each of the Alger Mid Cap Growth Fund and Alger Health Sciences Fund series of the Trust.  We anticipate that this Amendment will become effective on May 28, 2015, and will then be included in a Registration Statement that will be filed pursuant to Rule 485(b), with the other series and classes of the Trust.

Should members of the Staff have any questions or comments regarding the Amendment, they should call me at 212.806.8833 or lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc: Hal Liebes, Esq.